Supplemental Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information

(6) Supplemental Balance Sheet Information

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	March 29,	December 28,
	2026	2025
Costs to obtain contracts and costs to fulfill contracts (1)	$17,161	$7,361
Other	10,691	9,552
Total prepaid expenses and other current assets	$27,852	$16,913

(1)	Costs to obtain contracts and costs to fulfill contracts with customers are recognized within sales commissions and cost of revenues, respectively, when the related revenue is recognized.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	March 29,	December 28,
	2026	2025
Accrued compensation and benefits	$14,746	$7,202
Income taxes payable	278	278
Professional fees	70	70
Accrued legal settlements	9,500	9,500
Accrued rebates and credits	6,269	7,564
Deferred financing fees	4,868	4,868
Investor financing deposits with related parties	5,392	2,000
Accrued interest (1)	4,093	6,301
Other	24,790	19,194
Total accrued expenses and other current liabilities	$70,006	$56,977

(1)	Includes accrued interest due to related parties of $2.2 million and $2.6 million as of March 29, 2026 and December 28, 2025, respectively.

(6) Supplemental Balance Sheet Information

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Costs to obtain contracts and costs to fulfill contracts (1)	$7,361	$3,759
Other	9,552	4,447
Total prepaid expenses and other current assets	$16,913	$8,206

(1)	Costs to obtain contracts and costs to fulfill contracts with customers are recognized within sales commissions and cost of revenues, respectively, when the related revenue is recognized.

Property and Equipment, Net

Property and equipment, net consist of the following (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Internal-use software	$308	$420
Equipment	145	73
Furniture and equipment	1,112	724
Vehicles	6,824	5,174
Leasehold improvements	378	18
Total property and equipment	8,767	6,409
Less: accumulated depreciation and amortization	(3,877)	(916)
Total property and equipment, net	$4,890	$5,493

Depreciation and amortization expense totaled $3.0 million and $2.0 million for the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Finance leases are included within vehicles and account for $1.7 million and $3.9 million of the total balance as of the fiscal years ended December 28, 2025, and December 29, 2024, respectively.

In the fiscal year ended December 29, 2024, the Company capitalized $1.2 million, of internal-use software development costs.

The Company recognized a total of $3.8 million on impairment and loss on disposal of property and equipment for the fiscal year ended December 29, 2024 consisting primarily of $3.4 million relating to its proprietary HelioTrackTM software system. The Company impaired the value of its HelioTrackTM software as this software has no future use following the completion of the migration to software acquired in the SunPower Acquisition.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Accrued compensation and benefits	$7,202	$6,619
Income taxes payable	278	—
Professional fees	70	8,028
Accrued legal settlements	9,500	7,700
Accrued rebates and credits	7,564	7,641
Deferred financing fees	4,868	4,674
Investor financing deposit with related party (1)	2,000	—
Accrued interest (2)	6,301	4,523
Other (3)	19,194	16,896
Total accrued expenses and other current liabilities	$56,977	$56,081

(1)	The Company received a deposit of $2.0 million from the Rodgers Massey Revocable Living Trust (“Rodgers Revocable Trust”), a related party, in fiscal 2025. In January 2026, these proceeds along with an additional $1.3 million received in January 2026 was converted to a 12.0% convertible promissory note. Refer to Note 20 – Subsequent Events – 12.0% Convertible Promissory Note for further details.
(2)	Includes accrued interest due to related parties of $2.6 million and $2.5 million as of December 28, 2025 and December 29, 2024, respectively.
(3)	No individual items exceed 5% of total current liabilities.